Deferred income tax assets/(liabilities) (Tables)	12 Months Ended
Dec. 31, 2024
Deferred income tax assets/(liabilities)
Schedule of gross tax assets and liabilities

	2023	2024
	RMB’000	RMB’000
The deferred tax assets comprise attributable to:
- Tax losses	76,572	53,265
- Other temporary differences	366	295
	76,938	53,560
The deferred tax liabilities comprise temporary differences attributable to:
- Others	(9)	—
	(9)	—

Schedule of deferred tax assets and liabilities by recovery period

	2023	2024
	RMB’000	RMB’000
Deferred income tax assets:
- Deferred income tax assets to be recovered after more than 12 months	76,938	53,560
	76,938	53,560
Deferred income tax liabilities:
- Deferred income tax liabilities to be settled after more than 12 months	(9)	—

Summary of gross movement on deferred income tax accounts

	2023	2024
	RMB’000	RMB’000
At 1 January	61,163	76,929
Disposal of subsidiaries (Note 28)	(6)	—
Credited to consolidated statement of comprehensive income	16,136	(23,371)
Translation adjustment	(364)	2
At 31 December	76,929	53,560

Deferred income tax assets

	Tax losses	Others	Total
	RMB’000	RMB’000	RMB’000
At 1 January 2023	60,002	1,161	61,163
Disposal of subsidiaries (Note 28)	(6)	—	(6)
Credited to consolidated statement of comprehensive income	16,940	(795)	16,145
Translation adjustment	(364)	—	(364)
At 31 December 2023 and 1 January 2024	76,572	366	76,938
Disposal of subsidiaries (Note 28)
Credited to consolidated statement of comprehensive income	(23,309)	(71)	(23,380)
Translation adjustment	2	—	2
At 31 December 2024	53,265	295	53,560

Deferred income tax liabilities

	Medical licenses
	and tradenames	Others	Total
	RMB’000	RMB’000	RMB’000
At 1 January 2023	—	—	—
Credited to consolidated statement of comprehensive income	(9)	—	(9)
At 31 December 2023 and 1 January 2024	(9)	—	(9)
Credited to consolidated statement of comprehensive income	9	—	9
At 31 December 2024	—	—	—

Summary of unrecognized tax losses by expiry period

	2023	2024
	RMB’000	RMB’000
Tax loss expiring within 5 years	78,783	53,265